Trade receivables	12 Months Ended
Dec. 31, 2021
Trade receivables
Trade receivables

19       Trade receivables

	At December 31,
Non-Current	2021	2020
Accounts receivable	4,774	3,414
Loss allowance (see Note 3A(iii))	(4,590)	(3,080)
	184	334
Current
Accounts receivable	134,889	111,210
Trade receivables from related parties (Note 27)	3,738	2,424
Loss allowance (see Note 3A(iii))	(55,920)	(54,553)
	82,707	59,081

Fair value of trade receivables approximate book value.